Consolidating Financial Statements	12 Months Ended
Dec. 31, 2017
Consolidating Financial Statements
Consolidating Financial Statements

16.      Consolidating Financial Statements

In accordance with the provisions of the 2012 Indenture, as 100%-owned subsidiaries of UHS, Surgical Services (“SS”) and RES have jointly and severally guaranteed all the Company’s Obligations (as defined in the 2012 Indenture) on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands, except share and per share information)

	December 31, 2017
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Assets
Current assets:
Accounts receivable, less allowance for doubtful accounts	$76,093	$13,544	$—	$89,637
Due from affiliates	31,590	—	(31,590)	—
Inventories	3,800	5,960	—	9,760
Other current assets	6,127	709	—	6,836
Total current assets	117,610	20,213	(31,590)	106,233
Property and equipment:
Medical equipment	564,316	64,877	—	629,193
Property and office equipment	92,414	12,927	—	105,341
Accumulated depreciation	(485,960)	(50,560)	—	(536,520)
Total property and equipment, net	170,770	27,244	—	198,014
Other long-term assets:
Goodwill	283,141	63,027	—	346,168
Investment in subsidiary	76,606	—	(76,606)	—
Other intangibles, net	136,563	15,358	—	151,921
Other	2,411	698	—	3,109
Total assets	$787,101	$126,540	$(108,196)	$805,445
Liabilities and (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$3,451	$1,592	$—	$5,043
Book overdrafts	5,345	22	—	5,367
Due to affiliates	—	31,590	(31,590)	—
Accounts payable	29,842	6,847	—	36,689
Accrued compensation	18,696	2,802	—	21,498
Accrued interest	18,671	—	—	18,671
Other accrued expenses	16,018	1,745	—	17,763
Total current liabilities	92,023	44,598	(31,590)	105,031
Long-term debt, less current portion	694,171	3,894	—	698,065
Pension and other long-term liabilities	11,384	1	—	11,385
Deferred income taxes, net	34,126	1,216	—	35,342
Commitments and contingencies
(Deficit) Equity
Common stock	—	—	—	—
Additional paid-in capital	250,033	76,003	(76,018)	250,018
Accumulated deficit	(288,586)	588	—	(287,998)
Accumulated earnings in subsidiary	588	—	(588)	—
Accumulated other comprehensive loss	(6,638)	—	—	(6,638)
Total Universal Hospital Services, Inc. (deficit) equity	(44,603)	76,591	(76,606)	(44,618)
Noncontrolling interest	—	240	—	240
Total (deficit) equity	(44,603)	76,831	(76,606)	(44,378)
Total liabilities and (deficit) equity	$787,101	$126,540	$(108,196)	$805,445

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands, except share and per share information)

	December 31, 2016
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Assets
Current assets:
Accounts receivable, less allowance for doubtful accounts	$71,802	$12,462	$—	$84,264
Due from affiliates	28,523	—	(28,523)	—
Inventories	4,754	6,331	—	11,085
Other current assets	10,501	597	—	11,098
Total current assets	115,580	19,390	(28,523)	106,447
Property and equipment:
Medical equipment	562,422	55,630	—	618,052
Property and office equipment	83,716	11,130	—	94,846
Accumulated depreciation	(462,167)	(42,082)	—	(504,249)
Total property and equipment, net	183,971	24,678	—	208,649
Other long-term assets:
Goodwill	283,141	60,625	—	343,766
Investment in subsidiary	72,624	—	(72,624)	—
Other intangibles, net	140,944	16,427	—	157,371
Other	1,397	493	—	1,890
Total assets	$797,657	$121,613	$(101,147)	$818,123
Liabilities and (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$3,990	$1,464	$—	$5,454
Book overdrafts	9,834	866	—	10,700
Due to affiliates	—	28,523	(28,523)	—
Accounts payable	31,586	7,233	—	38,819
Accrued compensation	17,196	2,710	—	19,906
Accrued interest	18,696	—	—	18,696
Other accrued expenses	15,426	1,250	—	16,676
Total current liabilities	96,728	42,046	(28,523)	110,251
Long-term debt, less current portion	698,050	3,813	—	701,863
Pension and other long-term liabilities	12,274	3	—	12,277
Deferred income taxes, net	50,256	2,961	—	53,217
Commitments and contingencies
(Deficit) Equity
Common stock	—	—	—	—
Additional paid-in capital	245,001	75,799	(75,814)	244,986
Accumulated deficit	(293,636)	(3,190)	—	(296,826)
Accumulated loss in subsidiary	(3,190)	—	3,190	—
Accumulated other comprehensive loss	(7,826)	—	—	(7,826)
Total Universal Hospital Services, Inc. (deficit) equity	(59,651)	72,609	(72,624)	(59,666)
Noncontrolling interest	—	181	—	181
Total (deficit) equity	(59,651)	72,790	(72,624)	(59,485)
Total liabilities and (deficit) equity	$797,657	$121,613	$(101,147)	$818,123

Universal Hospital Services, Inc.

Consolidating Statements of Operations

(in thousands)

	Year Ended December 31, 2017
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Revenues	$419,925	$94,858	$—	$514,783
Cost of revenues	281,857	61,171	—	343,028
Gross margin	138,068	33,687	—	171,755
Selling, general and administrative	101,188	24,722	—	125,910
Operating income	36,880	8,965	—	45,845
Equity in earnings of subsidiary	(4,192)	—	4,192	—
Interest expense	51,412	2,350	—	53,762
(Loss) income before income taxes and noncontrolling interest	(10,340)	6,615	(4,192)	(7,917)
(Benefit) provision for income taxes	(19,582)	2,423	—	(17,159)
Consolidated net income	9,242	4,192	(4,192)	9,242
Net income attributable to noncontrolling interest	—	414	—	414
Net income attributable to Universal Hospital Services, Inc.	$9,242	$3,778	$(4,192)	$8,828

Universal Hospital Services, Inc.

Consolidating Statements of Operations

(in thousands)

	Year Ended December 31, 2016
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Revenues	$409,434	$70,067	$—	$479,501
Cost of revenues	278,860	43,789	—	322,649
Gross margin	130,574	26,278	—	156,852
Selling, general and administrative	100,038	19,351	—	119,389
(Gain) on settlement	(3,074)	—	—	(3,074)
Operating income	33,610	6,927	—	40,537
Equity in earnings of subsidiary	(2,754)	—	2,754	—
Interest expense	50,903	2,140	—	53,043
(Loss) income before income taxes and noncontrolling interest	(14,539)	4,787	(2,754)	(12,506)
(Benefit) provision for income taxes	(1,087)	2,033	—	946
Consolidated net (loss) income	(13,452)	2,754	(2,754)	(13,452)
Net income attributable to noncontrolling interest	—	308	—	308
Net (loss) income attributable to Universal Hospital Services, Inc.	$(13,452)	$2,446	$(2,754)	$(13,760)

Universal Hospital Services, Inc.

Consolidating Statements of Operations

(in thousands)

	Year Ended December 31, 2015
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenues	$384,247	$64,434	$—	$448,681
Cost of revenues	263,117	40,772	—	303,889
Gross margin	121,130	23,662	—	144,792
Selling, general and administrative	103,322	18,261	—	121,583
Restructuring	2,321	—	—	2,321
(Gain) on settlement	(5,718)	—	—	(5,718)
Operating income	21,205	5,401	—	26,606
Equity in earnings of subsidiary	(1,692)	—	1,692	—
Interest expense	51,957	2,109	—	54,066
(Loss) income before income taxes and noncontrolling interest	(29,060)	3,292	(1,692)	(27,460)
(Benefit) provision for income taxes	(844)	1,600	—	756
Consolidated net (loss) income	(28,216)	1,692	(1,692)	(28,216)
Net income attributable to noncontrolling interest	—	432	—	432
Net (loss) income attributable to Universal Hospital Services, Inc.	$(28,216)	$1,260	$(1,692)	$(28,648)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2017
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Consolidated net income	$9,242	$4,192	$(4,192)	$9,242
Other comprehensive income:
Gain on minimum pension liability, net of tax	1,188	—	—	1,188
Total other comprehensive income	1,188	—	—	1,188
Comprehensive income	10,430	4,192	(4,192)	10,430
Comprehensive income attributable to noncontrolling interest	—	414	—	414
Comprehensive income attributable to Universal Hospital Services, Inc.	$10,430	$3,778	$(4,192)	$10,016

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2016
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Consolidated net (loss) income	$(13,452)	$2,754	$(2,754)	$(13,452)
Other comprehensive income:
Gain on minimum pension liability, net of tax	339	—	—	339
Total other comprehensive income	339	—	—	339
Comprehensive (loss) income	(13,113)	2,754	(2,754)	(13,113)
Comprehensive income attributable to noncontrolling interest	—	308	—	308
Comprehensive (loss) income attributable to Universal Hospital Services, Inc.	$(13,113)	$2,446	$(2,754)	$(13,421)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2015
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Consolidated net (loss) income	$(28,216)	$1,692	$(1,692)	$(28,216)
Other comprehensive income:
Gain on minimum pension liability, net of tax	897	—	—	897
Total other comprehensive income	897	—	—	897
Comprehensive (loss) income	(27,319)	1,692	(1,692)	(27,319)
Comprehensive income attributable to noncontrolling interest	—	432	—	432
Comprehensive (loss) income attributable to Universal Hospital Services, Inc.	$(27,319)	$1,260	$(1,692)	$(27,751)

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2017
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income	$9,242	$4,192	$(4,192)	$9,242
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	61,918	8,814	—	70,732
Amortization of intangibles, deferred financing costs and bond premium	4,744	5,131	—	9,875
Equity in earnings of subsidiary	(4,192)	—	4,192	—
Provision for doubtful accounts	347	12	—	359
Provision for inventory obsolescence	475	238	—	713
Non-cash share-based compensation expense	2,556	483	—	3,039
Gain on sales and disposals of equipment	(2,400)	(43)	—	(2,443)
Deferred income taxes	(16,130)	(1,745)	—	(17,875)
Interest on note receivable	(29)	—	—	(29)
Changes in operating assets and liabilities:
Accounts receivable	(4,638)	(1,094)	—	(5,732)
Due from affiliates	(2,584)	—	2,584	—
Inventories	479	191	—	670
Other operating assets	420	(317)	—	103
Accounts payable	622	(651)	—	(29)
Other operating liabilities	2,365	(371)	—	1,994
Net cash provided by operating activities	53,195	14,840	2,584	70,619
Cash flows from investing activities:
Medical equipment purchases	(38,434)	(8,078)	—	(46,512)
Property and office equipment purchases	(8,592)	(244)	—	(8,836)
Proceeds from disposition of property and equipment	3,789	63	—	3,852
Issuance of note receivable from offier	(936)	—	—	(936)
Acquisitions and refund of escrow	3,701	(6,393)	—	(2,692)
Net cash used in investing activities	(40,472)	(14,652)	—	(55,124)
Cash flows from financing activities:
Proceeds under senior secured credit facility	139,223	—	—	139,223
Payments under senior secured credit facility	(144,715)	—	—	(144,715)
Payments of principal under capital lease obligations	(4,735)	(1,573)	—	(6,308)
Distributions to noncontrolling interests	—	(355)	—	(355)
Proceeds from exercise of parent company stock options	93	—	—	93
Contribution from Parent	1,900	—	—	1,900
Due to affiliates	—	2,584	(2,584)	—
Change in book overdrafts	(4,489)	(844)	—	(5,333)
Net cash used in financing activities	(12,723)	(188)	(2,584)	(15,495)
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of period	—	—	—	—
Cash and cash equivalents at the end of period	$—	$—	$—	$—

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2016
	Parent	Subsidiary
	Issuer	Guarantors	Consolidating
	UHS	SS & RES	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net (loss) income	$(13,452)	$2,754	$(2,754)	$(13,452)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	65,738	7,427	—	73,165
Amortization of intangibles, deferred financing costs and bond premium	8,063	3,525	—	11,588
Equity in earnings of subsidiary	(2,754)	—	2,754	—
Provision for doubtful accounts	141	74	—	215
Provision for inventory obsolescence	287	213	—	500
Non-cash share-based compensation expense	2,549	517	—	3,066
(Gain) loss on sales and disposals of equipment	(3,923)	182	—	(3,741)
Deferred income taxes	819	(561)	—	258
Interest on note receivable	(10)	—	—	(10)
Changes in operating assets and liabilities:
Accounts receivable	(9,655)	(1,516)	—	(11,171)
Due from affiliates	1,139	—	(1,139)	—
Inventories	(508)	214	—	(294)
Other operating assets	(4,871)	(667)	—	(5,538)
Accounts payable	2,608	(757)	—	1,851
Other operating liabilities	(1,840)	125	—	(1,715)
Net cash provided by operating activities	44,331	11,530	(1,139)	54,722
Cash flows from investing activities:
Medical equipment purchases	(47,957)	(8,460)	—	(56,417)
Property and office equipment purchases	(6,556)	(107)	—	(6,663)
Proceeds from disposition of property and equipment	10,147	57	—	10,204
Issuance of note receivable from officer	(983)	—	—	(983)
Acquisition	(15,795)	—	—	(15,795)
Net cash used in investing activities	(61,144)	(8,510)	—	(69,654)
Cash flows from financing activities:
Proceeds under senior secured credit facility	166,042	—	—	166,042
Payments under senior secured credit facility	(148,350)	—	—	(148,350)
Payments of principal under capital lease obligations	(4,792)	(1,538)	—	(6,330)
Payments of deferred financing costs	(109)	—	—	(109)
Holdback payment related to acquisition	—	(500)	—	(500)
Distributions to noncontrolling interests	—	(367)	—	(367)
Dividend and equity distribution payments	(24)	—	—	(24)
Proceeds from exercise of parent company stock option	87	—	—	87
Due to affiliates	—	(1,139)	1,139	—
Change in book overdrafts	3,959	524	—	4,483
Net cash provided by (used in) financing activities	16,813	(3,020)	1,139	14,932
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of period	—	—	—	—
Cash and cash equivalents at the end of period	$—	$—	$—	$—

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2015
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net (loss) income	$(28,216)	$1,692	$(1,692)	$(28,216)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	68,957	7,631	—	76,588
Asset impairment charges	3,287	—	—	3,287
Amortization of intangibles, deferred financing costs and bond premium	9,638	3,372	—	13,010
Equity in earnings of subsidiary	(1,692)	—	1,692	—
Provision for doubtful accounts	(12)	81	—	69
Provision for inventory obsolescence	428	65	—	493
Non-cash share-based compensation expense	2,435	—	—	2,435
Gain on sales and disposals of equipment	(4,440)	(147)	—	(4,587)
Deferred income taxes	1,676	(1,442)	—	234
Changes in operating assets and liabilities:
Accounts receivable	(2,112)	(556)	—	(2,668)
Due from affiliates	(444)	—	444	—
Inventories	(692)	(316)	—	(1,008)
Other operating assets	892	163	—	1,055
Accounts payable	642	1,655	—	2,297
Other operating liabilities	9,587	(292)	—	9,295
Net cash provided by operating activities	59,934	11,906	444	72,284
Cash flows from investing activities:
Medical equipment purchases	(51,166)	(6,614)	—	(57,780)
Property and office equipment purchases	(4,753)	35	—	(4,718)
Proceeds from disposition of property and equipment	12,267	225	—	12,492
Acquisition	—	(2,600)	—	(2,600)
Net cash used in investing activities	(43,652)	(8,954)	—	(52,606)
Cash flows from financing activities:
Proceeds under senior secured credit facility	127,952	—	—	127,952
Payments under senior secured credit facility	(138,952)	—	—	(138,952)
Payments of principal under capital lease obligations	(6,211)	(1,132)	—	(7,343)
Payments of deferred financing costs	(1,382)	—	—	(1,382)
Distributions to noncontrolling interests	—	(460)	—	(460)
Contributions from new members to limited liability company	—	70	—	70
Dividend and equity distribution payments	(38)	—	—	(38)
Purchases of noncontrolling interests	—	(25)	—	(25)
Due to affiliates	—	444	(444)	—
Change in book overdrafts	2,349	(1,849)	—	500
Net cash used in financing activities	(16,282)	(2,952)	(444)	(19,678)
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of period	—	—	—	—
Cash and cash equivalents at the end of period	$—	$—	$—	$—